Loans and Convertible Bridge Financing	12 Months Ended
Dec. 31, 2021
Convertible Bridge Financing Disclosure [Abstract]
LOANS AND CONVERTIBLE BRIDGE FINANCING
NOTE 8:-	LOANS AND CONVERTIBLE BRIDGE FINANCING

a.	In August 2017, the Company entered into several Securities Purchase Agreements with new investors and additional existing shareholders (all together “CLA August 2017”), whereby the Company issued and sold to such holders senior secured convertible notes in an aggregate principal amount of $905,555 in consideration for an aggregate subscription amount of $774,400 net of issuance costs of $40,600 and five-year warrants to purchase 33,332 ordinary shares, at an exercise price of $1.20 and additional five-year warrants to purchase 33,332 ordinary shares, at an exercise price of $1.00 that were granted as additional issuance costs. The Company classified the warrants as liabilities in the amount of $37,592 (the Company used the following assumptions: 0% dividend yield, 69% expected volatility,2.16% risk free rate and 4.63 expected life in years). As of December 31, 2021 and 2020, the fair value of the warrants amounted to $0 and $970, respectively. Additional principal loan of $22,322 was provided during the year ended December 31, 2019.

As part of the secured convertible notes, the Company also issued a five-year warrant to purchase 905,555 ordinary shares, at an exercise price of $1.20 per ordinary share. The Company classified the warrants as in the amount of $492,034 (the Company used the following assumptions: 0% dividend yield, 69% expected volatility, 2.16% risk free rate and 4.64 expected life in years). As of December 31, 2021 and 2020, the fair value of the warrants amounted to $5,841 and $108,090, respectively.

The notes include a 10% original issue discount on the consideration paid and bear interest at 6% per annum. The notes mature after 14-24 months and may be converted into ordinary shares, subject to the terms of such notes. The initial conversion price of the notes was $1.00, but it was adjusted in January 2018 to $0.50, in October 2018 to $0.17 and further adjusted in September 2021 to $0.07. The Company accounted for the convertible loan in accordance with ASC 470-20, Debt with conversion and other Options. According to ASC 470-20-30-8, since the intrinsic value of the beneficial conversion feature (“BCF”) exceeds the entire proceeds of the convertible loan, The Company allocated the entire proceeds to the BCF as additional paid in capital. During 2021 and 2020, $84,758 and $65,745 of the convertible notes were converted into 498,758 and 386,735 ordinary shares, respectively. The Company may require mandatory conversion of the notes in certain circumstances and pay the convertible note in cash upon event of fundamental transaction and change of control transaction as described in the convertible note agreement.

In connection with the convertible loan agreement signed in October 2018 as described in section c. below, the holders of CLA August 2017 agreed to extend the original maturity date in additional 24 months. In addition, the Company issued to certain holders of CLA August 2017 four-year warrants to purchase 1,659,971 ordinary shares at an exercise price of $0.17. The Company classified the warrants as liabilities in the amount of $42,591 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.96% risk free rate and 3.75 expected life in years). As of December 31, 2021 and 2020, the fair value of the warrants amounted to $11,359 and $199,083, respectively.

The CLA August 2017 was required to be repaid by October 2020. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company was in default under this agreement.

b.

On May 8, 2018, the Company entered into a Share Purchase Agreement with existing shareholders (“CLA May 2018”), pursuant to which the shareholders provided the Company with an 18-month convertible loan in an aggregate principal amount of $170,000 and received from the Company warrants to purchase 170,000 ordinary shares at an exercise price of $0.50 per ordinary share. The loan amount is convertible into ordinary shares at a conversion price of $1.00 per ordinary share. The loan includes a 10% original issue discount and bears interest of 6% per annum. In accordance with the accounting guidance on convertible instruments, the BCF of $15,300 was recognized in additional paid in capital. The warrants may be exercised, in whole or in part, for a period of five (5) years. Such warrants were classified as equity due to their nature, their fair value upon issuance date amounted to $65,718 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.80% risk free rate and 5 expected life in years).

The CLA May 2018 was required to be repaid by November 2019. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company was in default under this agreement.

c.

On October 10, 2018, the Company entered into a Convertible Loan Agreement with an existing investor who invested relatively low amounts previously (“CLA October 2018”). Pursuant to this Agreement, the investor provided the Company with a convertible loan in an aggregate principal amount of $1,000,000 at an exercise price as defined in the convertible loan agreement but no less than $0.17. The convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under the terms of the CLA October 2018, the investor was granted an option to lend the Company an additional amount up to $2,000,000, (“Additional Loan Amount”) and also issued the investor a warrant to purchase ordinary shares for an aggregate purchase price of $5,000,000, and an additional warrant conditioned upon the investment of an additional Loan Amount to purchase ordinary shares for an aggregate purchase price of up to $5,000,000 calculated pro-rata to the amount out of the Additional Loan Amount provided.

In March, April, August and December 2019 such investor invested additional amounts of $500,000, $500,000, $100,000 and $150,000, respectively on the account of the account of the Additional Loan Amount (“CLA March-December 2019”). The Company determined that the $100,000 CLA received in August 2019 contained a BCF of $21,445 and recorded such BCF in the additional paid in capital in the year ended December 31, 2019. The Company also issued the investor for the entire $1,250,000 additional investments mentioned above a warrant to purchase ordinary shares for an aggregate purchase price of $3,125,000. Such convertible loans bears same terms as the CLA October 2018.

In July 2020, this investor invested additional $16,748 on the account of the Additional Loan Amount (“CLA July 2020”) and the Company granted the investor warrants to purchase ordinary shares for an aggregate purchase price of $83,740. The terms of that convertible loan and the associated warrants are the same as provided to the CLA October 2018.

The CLA October 2018, CLA March-December 2019 and CLA July 2020 were required to be repaid by October 2020. This lender did not exercise its conversion right under the convertible loans prior to their repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loans due to financial difficulties and therefore the Company is was default under those agreements.

On September 23, 2021, all those CLA’s (principal plus the accrued interest as of that date) were converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information.

d.

On November 10, 2018, the Company entered into several convertible loan agreements with existing shareholders (“CLA November 2018”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $225,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,125,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The granted warrants classified as liability at the issuance date, their fair value aggregated to $79,227 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.87% risk free rate and 2 expected life in years). As of December 31, 2019, the fair value of the warrants amounted to $50,510 and were forfeited during 2020.

The CLA November 2018 was required to be repaid by November 2020. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company was in default under this agreement.

On September 23, 2021, $25,000 out of that CLA (principal plus the accrued interest as of that date) was converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information. The CLA November 2018 definition from that date onwards refer to the remainder of that CLA that was not converted.

e.

On December 29, 2018, the Company entered into a convertible loan agreement with a new investor (“CLA December 2018”), whereby they provided the Company with a convertible loan in an aggregate principal loan amount of $400,000. The convertible loan bears an interest rate at Israeli prime plus 4% per annum. Under this agreement, the Company issued the lender warrants to purchase ordinary shares for an aggregate purchase price of $2,000,000.

As part of the CLA December 2018 the Company paid a finder’s fee of $40,000 and issued a five-year warrant commencing February 2019 to purchase ordinary shares for an aggregate purchase price of $240,000. The conversion price for both the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The warrants issued to the new investor were classified as a liability. At the issuance date their fair value aggregated to $180,281, (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.48% risk free rate and 2 expected life in years). As of December 31, 2019, the fair value of the warrants amounted to $107,602 and were forfeited during 2020.

The warrants issued as a finder’s fee compensation were classified as a liability. At the issuance date their fair value aggregated to $45,327, (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.51% risk free rate and 5 expected life in years). As of December 31, 2021 and 2020, the fair value of the warrants amounted to $34,948 and $204,242, respectively.

The CLA December 2018 was required to be repaid by December 2020. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company was in default under this agreement.

On September 23, 2021, these CLA (principal plus the accrued interest as of that date) was converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information.

f.

In January, February and April 2019, the Company entered into several convertible loan agreements with existing shareholders (“CLA January-April 2019”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $200,000. The convertible loans bear interest at Israeli prime plus 4% per annum. Under those agreements, the Company issued to lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,000,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The CLA January-April 2019 were required to be repaid by CLA January-April 2021. This lender did not exercise its conversion right under the convertible loans prior to the repayment date and therefore became repayable in cash as such time. The Company did not timely repay such loan due to financial difficulties and therefore the Company was in default under those agreements.

On September 23, 2021, all those CLA’s (principal plus the accrued interest as of that date) were converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information.

g.

In August, September and December 2019, the Company entered into several convertible loan agreements with a new investor and existing shareholders (“CLA August-December 2019”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $475,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $2,375,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

The granted warrants classified as liability at the issuance date, their fair value aggregated to $409,668 (the Company used the following assumptions: 0% dividend yield, 54.50% expected volatility, 1.60% risk free rate and 2 expected life in years). As of December 31, 2020 the fair value of the warrants amounted to $1,334,255 and were forfeited during 2021.

On September 23, 2021, $375,000 out of that CLA (principal plus the accrued interest as of that date) was converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information. The remainder of that CLA was not converted and should be refer as ‘CLA August 2019’ from that date onwards.

h.

In March and June 2021, the Company entered into several convertible loan agreements with new investors (“CLA March-June 2021”), whereby they provided the Company with a convertible loan in an aggregate principal amount of $255,000. The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued the lenders warrants to purchase ordinary shares for an aggregate purchase price of $985,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.

On September 23, 2021, all those CLA’s (principal plus the accrued interest as of that date) were converted into ordinary shares and all the related warrants were cancelled, see Note 11.b.7. for additional information.

i.	The fair value of the warrants issued as part of the convertible loan agreements (“CLA”) along with finder’s fees as applicable were bifurcated out of the principal loans. Commencing with the grant dates the Company is calculating the accretion back to the principal amount during the CLA period along with the related interest and record them financial expenses in connection with convertible loans’ as part of the financial expenses (income), net line item within the statement of operations.

The Company’s CLA’s presented as part of its current liabilities as of December 31, 2021 as follows:

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2021

CLA August 2017(*)	$905,555	$22,322	$(276,211)	$651,666	2020		$1,057,711	Refer to Note 8.a.
CLA May 2018(*)	170,000	—	—	170,000	2019		230,224	Refer to Note 8.b.
CLA November 2018(*)	225,000	—	(25,000)	200,000	2020	(**)	236,129	Refer to Note 8.d.
CLA August 2019(*)	475,000	—	(375,000)	100,000	2021	(**)	113,513	Refer to Note 8.g.

	$1,775,555	$22,322	$(676,211)	$1,121,666			$1,637,577

(*)	Those CLA’s were not repaid on time and therefore were in default as of December 31, 2021. Due to such default, the Company presented those CLA’s in their fair value.

(**)	Structured as a 24 month- convertible loan or less in case of a Public Offering (“PO”) event.

The Company’s CLA’s presented as part of its current liabilities as of December 31, 2020 as follows:

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2020

CLA August 2017(*)	$905,555	$22,322	$(201,811)	$726,066	2020		$1,230,038	Refer to Note 8.a.
CLA May 2018(*)	170,000	—	—	170,000	2019		218,875	Refer to Note 8.b.
CLA October 2018(*)	1,000,000	—	—	1,000,000	2020	(**)	1591,030	Refer to Note 8.c.
CLA November 2018(*)	225,000	—	—	225,000	2020	(**)	356,718	Refer to Note 8.d.
CLA December 2018(*)	400,000	—	—	400,000	2020	(**)	629,647	Refer to Note 8.e.
CLA January-April 2019	200,000	—	—	200,000	2021	(**)	215,752	Refer to Note 8.f.
CLA March-December 2019(*)	1,250,000	—	—	1,250,000	2020	(***)	1,932,525	Refer to Note 8.c.
CLA August-December 2019	475,000	—	—	475,000	2021	(**)	368,559	Refer to Note 8.g.
CLA July 2020(*)	16,748	—	—	16,748	2020	(**)	24,267	Refer to Note 8.c.

	$4,642,303	$22,322	$(201,811)	$4,462,814			$6,567,411

(*)	Those CLA’s were not repaid on time and therefore were in default as of December 31, 2020. Due to such default, the Company presented those CLA’s in their fair value.

(**)	Structured as a 24 month- convertible loan or less in case of a Public Offering (“PO”) event.

(***)	The due date for those convertible loans is October 2020 or earlier in case of a PO event.